ADVANCE TO VENDORS, NET - Schedule of Advance to Vendors, Net (Details) - Nonrelated Party - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
ADVANCE TO VENDORS, NET - Schedule of Advance to Vendors, Net (Details) [Line Items]
Prepayment for goods	$ 3,187,563	$ 1,703,313
Other prepayments	123,195	14,318
Less: allowance for doubtful accounts	(879,128)	(266,351)	$ (175,135)
Advance to vendors, net	$ 2,431,630	$ 1,451,280